Angel Oak Mortgage Trust 2023-6 ABS-15G

Exhibit 99.33

Data Comparison
Run Date - 8/15/2023
Recovco Loan ID	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
xxx	2023060082	xxx	Original Stated Rate	xxx	xxx	xxx	0.38%	Per the Note.	Initial